Consolidated Statements of Financial Position	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Current assets
Cash	$ 1,387,670	$ 2,421,796
GST receivable	11,430	3,133
Prepaid expenses	4,719	624
Total current assets	1,403,819	2,425,553
Non-current assets
Exploration and evaluation ("E&E") assets	1,632,043	875,371
Marketable securities	249,562	426,109
Fixed assets	2,285	3,265
Total non-current assets	1,883,890	1,304,745
Total assets	3,287,709	3,730,298
Current liabilities
Amounts payable and accrued liabilities	77,048	37,942
Total liabilities	77,048	37,942
EQUITY
Share capital	3,689,258	3,674,258
Other reserves	2,100,550	2,100,550
Accumulated other comprehensive loss	(6,119)	(12,203)
Deficit	(2,573,028)	(2,070,249)
Total equity	3,210,661	3,692,356
Total liabilities and shareholders' equity	$ 3,287,709	$ 3,730,298